Sanford C. Bernstein Fund, Inc.

Schedule of Investments

New York Municipal Portfolio

June 30, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 100.1%
Long-Term Municipal Bonds – 94.7%
New York – 78.3%
Albany County Airport Authority Series 2020-B 5.00%, 12/15/2022-12/15/2026	$4,400	$4,614,117
Battery Park City Authority Series 2013-A 5.00%, 11/01/2022	4,325	4,376,676
Broome County Local Development Corp. (United Health Services Hospitals Obligated Group) AGM Series 2020 3.00%, 04/01/2035-04/01/2037	5,720	4,842,390
4.00%, 04/01/2034-04/01/2040	5,025	4,969,109
5.00%, 04/01/2030-04/01/2033	4,000	4,475,068
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System Obligated Group) Series 2015 5.00%, 07/01/2023	1,000	1,015,124
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2036-06/01/2041(a)	1,850	1,848,726
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2023-11/01/2025	3,335	3,406,951
5.25%, 11/01/2029	1,900	1,946,547
Build NYC Resource Corp. (NEW World Preparatory Charter School) Series 2021 4.00%, 06/15/2041	525	446,818
City of New York NY Series 2012-I 5.00%, 08/01/2022	2,320	2,326,422
Series 2017-1 5.00%, 08/01/2025	1,350	1,464,687
Series 2017-C 5.00%, 08/01/2023-08/01/2024	2,335	2,449,735
Series 2018-A 5.00%, 08/01/2026	7,690	8,510,009
Series 2018-D 5.00%, 12/01/2038	9,665	10,420,817
Series 2019-B 5.00%, 10/01/2032	4,205	4,721,212
Series 2019-H 5.00%, 01/01/2032	5,615	6,254,306
Series 2020-B 5.00%, 11/01/2027-11/01/2028	10,000	11,352,030
Series 2020-C 5.00%, 08/01/2034-08/01/2038	13,710	15,155,993
Series 2020-I 5.00%, 04/01/2029	1,350	1,536,048
Series 2021 1.396%, 08/01/2027	4,950	4,401,730

	Principal Amount (000)	U.S. $ Value

Series 2021-D 1.216%, 08/01/2026	$6,000	$5,437,701
1.623%, 08/01/2028	4,000	3,498,258
County of Albany NY Series 2020-C 5.00%, 11/01/2022-11/01/2023	3,430	3,516,886
County of Nassau NY Series 2014-A 5.00%, 04/01/2025 (Pre-refunded/ETM)	10,190	10,729,940
Series 2017-C 5.00%, 10/01/2026-10/01/2027	22,105	24,633,587
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2040(a)	1,900	1,923,700
Series 2020-B 5.918%, 07/01/2039(a)	4,940	5,054,654
Dutchess County Local Development Corp. (Health QuestSystems Obligated Group) Series 2016-B 5.00%, 07/01/2032	4,890	5,072,343
Hudson Yards Infrastructure Corp. Series 2017-A 5.00%, 02/15/2031-02/15/2032	22,650	24,799,335
Series 2021 4.00%, 02/15/2040	5,000	4,889,025
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2019 5.25%, 01/01/2024(b)	1,250	1,192,475
Long Island Power Authority Series 2019-B 1.65%, 09/01/2049	9,535	9,362,511
Series 2021-A 4.00%, 09/01/2032	10,940	11,365,969
5.00%, 09/01/2028	1,400	1,575,170
Metropolitan Transportation Authority Series 2016-D 5.00%, 11/15/2027	1,210	1,303,107
Series 2017-B 5.00%, 11/15/2027-11/15/2028	9,020	9,716,110
Series 2017-C 5.00%, 11/15/2027-11/15/2031	58,085	61,643,499
Series 2019-D 5.00%, 09/01/2022	29,490	29,648,470
Series 2019-F 5.00%, 11/15/2022	3,230	3,266,788
Series 2021 0.464% (SOFR + 0.43%), 11/01/2026(c)	2,085	1,957,667
AGM Series 2021 0.584% (SOFR + 0.55%), 11/01/2032(c)	3,000	2,947,672
0.834% (SOFR + 0.80%), 11/01/2032(c)	3,715	3,589,056
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2012-A 5.00%, 11/15/2024	14,130	14,298,374

	Principal Amount (000)	U.S. $ Value

Series 2017-A 5.00%, 11/15/2031	$2,060	$2,194,868
Series 2022-A 4.00%, 11/15/2038	11,605	11,489,382
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 5.00%, 12/01/2024-12/01/2028	1,720	1,826,978
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 4.00%, 01/01/2030	2,645	2,405,634
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014 5.00%, 07/01/2024	4,550	4,754,507
New York City Housing Development Corp. Series 2013-A 5.00%, 07/01/2025 (Pre-refunded/ETM)	2,000	2,065,794
New York City Municipal Water Finance Authority Series 2014-D 5.00%, 06/15/2029	3,000	3,157,135
Series 2015-F 5.00%, 06/15/2028	1,785	1,926,006
Series 2015-G 5.00%, 06/15/2028	11,465	12,370,677
Series 2017 5.00%, 06/15/2038	3,725	4,009,791
Series 2017-E 5.00%, 06/15/2037	1,795	1,932,583
Series 2018-AA 5.00%, 06/15/2024	8,280	8,762,457
Series 2019-D 5.00%, 06/15/2024	1,005	1,020,142
Series 2019-F 5.00%, 06/15/2040	6,190	6,726,485
Series 2021-B 4.00%, 06/15/2039	2,000	1,995,477
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2012-S 5.00%, 07/15/2025	7,390	7,407,725
Series 2018-S 5.00%, 07/15/2031-07/15/2032	18,065	20,123,182
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2012-B 5.00%, 11/01/2023-11/01/2024	10,805	10,920,568
Series 2012-D 5.00%, 11/01/2023	11,025	11,146,983
Series 2014-A 5.00%, 08/01/2027-08/01/2029	6,655	7,038,923
Series 2014-C 5.00%, 11/01/2026	6,345	6,678,786
Series 2014-D1 5.00%, 02/01/2028-02/01/2029	9,535	9,979,315

	Principal Amount (000)	U.S. $ Value

Series 2015-C 5.00%, 11/01/2026	$20,000	$21,451,638
Series 2016-B 5.00%, 08/01/2031	2,150	2,331,247
Series 2017-F 5.00%, 05/01/2032	1,220	1,327,563
Series 2020 4.00%, 05/01/2037	3,065	3,074,249
5.00%, 11/01/2027	2,580	2,900,235
Series 2021-A 5.00%, 11/01/2023	7,770	8,102,029
Series 2022 4.00%, 02/01/2040-02/01/2041	16,470	16,317,282
Series 2022-F 4.00%, 02/01/2038	1,000	998,762
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069	20,000	18,602,178
2.625%, 09/15/2069	22,240	20,032,962
2.80%, 09/15/2069	6,470	5,844,975
New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042	20,000	15,870,678
New York State Dormitory Authority Series 2014 5.00%, 02/15/2029 (Pre-refunded/ETM)	40	41,968
Series 2015-E 5.00%, 03/15/2023 (Pre-refunded/ETM)	4,380	4,486,142
Series 2017 5.00%, 02/15/2025 (Pre-refunded/ETM)	2,775	2,978,882
Series 2020-A 5.00%, 03/15/2024 (Pre-refunded/ETM)	6,475	6,819,058
New York State Dormitory Authority (Cornell University) Series 2019 5.00%, 07/01/2036	1,020	1,231,724
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2023-12/01/2026(a)	4,600	4,864,866
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015-A 5.00%, 07/01/2026	3,745	3,970,992
New York State Dormitory Authority (Iona College) 2022-2 5.00%, 07/01/2024-07/01/2032	2,900	3,085,077
New York State Dormitory Authority (Multiple School Districts - NY) AGM Series 2020 5.00%, 10/01/2026-10/01/2029	5,185	5,770,161
New York State Dormitory Authority (New York State Sales Tax) Series 2015-A 5.00%, 03/15/2023	2,215	2,268,611

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (New York University) Series 2015-A 5.00%, 07/01/2023	$2,040	$2,107,144
Series 2019-A 5.00%, 07/01/2032	2,975	3,343,707
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2022 4.00%, 05/01/2039-05/01/2040	8,500	8,205,119
New York State Dormitory Authority (Rochester Institute of Technology) Series 2020-A 5.00%, 07/01/2023-07/01/2026	2,000	2,129,918
New York State Dormitory Authority (St. John’s University/NY) Series 2015-A 5.00%, 07/01/2024	1,130	1,184,600
Series 2021-A 4.00%, 07/01/2031	1,400	1,433,445
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2014 5.00%, 02/15/2029	11,385	11,901,825
Series 2014-A 5.00%, 02/15/2028	2,400	2,509,338
Series 2014-C 5.00%, 03/15/2028-03/15/2029	14,495	15,182,197
Series 2015-B 5.00%, 02/15/2023	1,160	1,184,989
Series 2020-D 5.00%, 02/15/2034	9,425	10,551,984
Series 2021 1.187%, 03/15/2026	5,500	5,028,564
Series 2021-A 5.00%, 03/15/2036	3,775	4,230,365
Series 2021-E 5.00%, 03/15/2028	6,000	6,747,988
Series 2022-A 4.00%, 03/15/2042	10,000	9,788,322
AMBAC INS Series 2005-B 5.50%, 03/15/2023	5,000	5,138,217
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2037-07/01/2042	4,130	4,226,291
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2019-B 5.00%, 06/15/2027	445	502,101
New York State Environmental Facilities Corp. (State of New York SRF) Series 2015-D 5.00%, 09/15/2022	7,590	7,647,325
New York State Thruway Authority (New York State Thruway Authority Ded Tax) Series 2012-A 5.00%, 04/01/2025	18,980	19,028,467

	Principal Amount (000)	U.S. $ Value

New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2014-J 5.00%, 01/01/2026-01/01/2027	$33,900	$35,272,006
Series 2014-K 5.00%, 01/01/2026-01/01/2028	4,345	4,623,761
Series 2019-M 2.90%, 01/01/2035	8,775	7,678,106
New York State Thruway Authority (State of New York Pers Income Tax) Series 2021-A 4.00%, 03/15/2040	7,250	7,177,954
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2016-A 5.00%, 03/15/2028	5,010	5,436,955
Series 2020-A 4.00%, 03/15/2038	4,350	4,314,451
Series 2020-E 4.00%, 03/15/2043	4,650	4,520,873
New York State Urban Development Corp. (State of New York Sales Tax Revenue) Series 2021-A 5.00%, 03/15/2036	4,000	4,479,362
New York Transportation Development Corp. (American Airlines, Inc.) Series 2016 5.00%, 08/01/2026-08/01/2031	4,690	4,660,010
Series 2021 2.25%, 08/01/2026	2,000	1,873,059
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2027-01/01/2036	30,935	31,659,402
New York Transportation Development Corp. (Empire State Thruway Partners LLC) Series 2021 4.00%, 10/31/2034-10/31/2041	2,575	2,278,419
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2020 5.00%, 12/01/2027-12/01/2036	5,705	6,012,401
Series 2022 4.00%, 12/01/2042	1,000	911,429
5.00%, 12/01/2031-12/01/2041	11,075	11,515,654
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.25%, 01/01/2050	2,535	2,598,646
New York Transportation Development Corp. (Terminal One Group Association LP) Series 2015 5.00%, 01/01/2023	965	975,563
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	1,000	916,853
Series 2018-B 3.50%, 11/01/2024(a)	3,400	3,346,981

	Principal Amount (000)	U.S. $ Value

Niagara Falls City School District Series 2016 5.00%, 06/15/2024-06/15/2025	$7,715	$8,152,205
Onondaga Civic Development Corp. (Le Moyne College) Series 2022 4.00%, 07/01/2034-07/01/2039	1,100	1,051,008
Port Authority of New York & New Jersey Series 2013-178 5.00%, 12/01/2023	10,480	10,881,982
Series 2014 5.00%, 09/01/2023-09/01/2027	12,580	13,057,844
Series 2014-1 5.00%, 10/15/2023	3,455	3,577,356
Series 2014-186 5.00%, 10/15/2022	5,000	5,045,276
Series 2015 5.00%, 10/15/2022-10/15/2026	16,390	17,142,370
Series 2017 5.00%, 10/15/2028	6,925	7,528,866
Series 2018-2 5.00%, 09/15/2025-09/15/2027	12,350	13,531,499
Series 2019 5.00%, 11/01/2035-11/01/2036	8,500	9,221,491
Series 2020-2 5.00%, 07/15/2033-07/15/2035	18,290	19,987,115
Series 2021-2 4.00%, 07/15/2036	2,690	2,632,059
5.00%, 10/15/2022-10/15/2023	5,750	5,874,555
Sales Tax Asset Receivable Corp. Series 2014-A 5.00%, 10/15/2025 (Pre-refunded/ETM)	6,075	6,478,913
5.00%, 10/15/2026 (Pre-refunded/ETM)	7,065	7,534,736
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.) Series 2020 5.00%, 12/01/2029-12/01/2034	1,500	1,574,196
Suffolk Tobacco Asset Securitization Corp. Series 2021 0.45%, 06/01/2031	410	405,092
4.00%, 06/01/2035-06/01/2050	8,395	8,040,641
5.00%, 06/01/2034	2,275	2,429,757
Town of Oyster Bay NY Series 2018 5.00%, 02/15/2023	2,165	2,208,293
Triborough Bridge & Tunnel Authority Series 2012-B 5.00%, 11/15/2023	18,000	18,211,855
Series 2013-A 5.00%, 11/15/2028	5,000	5,115,976
Series 2013-B 5.00%, 11/15/2022	7,525	7,625,511
Series 2021-A 5.00%, 11/01/2025	2,400	2,611,224
Series 2021-B 0.414% (SOFR + 0.38%), 01/01/2032(c)	5,095	4,982,124

	Principal Amount (000)	U.S. $ Value

Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021 5.00%, 05/15/2050	$15,035	$16,424,548
Series 2021-A 2.00%, 05/15/2045	9,185	9,102,650
2.511%, 05/15/2035	10,000	8,217,590
Series 2021-C 5.00%, 05/15/2039	5,000	5,552,583
Series 2022 5.00%, 05/15/2030-05/15/2041(d)	13,840	15,844,884
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2031-09/01/2033	8,395	9,139,894
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) Series 2016-A 5.00%, 12/01/2026	7,175	7,940,541
Series 2020 5.00%, 12/01/2031-12/01/2032	3,800	4,335,709
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) Series 2020 4.00%, 12/01/2033	1,140	1,169,565
TSASC, Inc./NY Series 2017-A 5.00%, 06/01/2023	1,000	1,016,558
Utility Debt Securitization Authority Series 2013-T 5.00%, 06/15/2026-12/15/2029	34,850	36,347,176
Westchester County Local Development Corp. (Kendal on Hudson Obligated Group) Series 2022 5.00%, 01/01/2027-01/01/2041(d)	2,290	2,335,843

		1,198,914,765

Alabama – 0.7%
Southeast Alabama Gas Supply District (The) (Goldman Sachs Group, Inc. (The)) Series 2018-A 4.00%, 04/01/2049	10,000	10,126,696

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)	1,055	1,180,072

Colorado – 1.2%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	2,425	2,417,127

	Principal Amount (000)	U.S. $ Value

Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2031-08/01/2034	$15,295	$16,178,765
Vauxmont Metropolitan District AGM Series 2020 5.00%, 12/01/2050	160	173,954

		18,769,846

Connecticut – 1.7%
State of Connecticut Series 2018-B 5.00%, 04/15/2025	14,565	15,673,497
Series 2018-C 5.00%, 06/15/2027	4,690	5,252,152
Series 2018-F 5.00%, 09/15/2027	4,025	4,523,337

		25,448,986

Florida – 0.1%
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2030-10/01/2034	410	250,517
Volusia County School Board (Volusia County School Board COP) Series 2014-B 5.00%, 08/01/2026	1,000	1,057,115

		1,307,632

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2031-01/01/2035	2,655	2,843,481

Guam – 1.6%
Antonio B Won Pat International Airport Authority Series 2021-A 3.099%, 10/01/2028	665	599,955
3.189%, 10/01/2029	550	490,605
3.339%, 10/01/2030	450	399,704
Guam Government Waterworks Authority Series 2017 5.00%, 07/01/2028-07/01/2031	4,250	4,504,858
Guam Power Authority Series 2017-A 5.00%, 10/01/2025-10/01/2027	5,435	5,760,932
Series 2022-A 5.00%, 10/01/2023(d)	1,250	1,285,678
Territory of Guam Series 2019 5.00%, 11/15/2031	270	277,787
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029-12/01/2032	2,545	2,702,964

	Principal Amount (000)	U.S. $ Value

Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015-D 5.00%, 11/15/2023-11/15/2031	$7,150	$7,499,560
Series 2021-F 5.00%, 01/01/2030	1,000	1,054,130

		24,576,173

Illinois – 3.3%
Chicago Board of Education Series 2017-C 5.00%, 12/01/2023	8,160	8,332,996
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2022-09/01/2034	1,580	1,650,950
Metropolitan Pier & Exposition Authority Series 2017-B 5.00%, 12/15/2028	2,000	2,122,041
State of Illinois Series 2012 5.00%, 08/01/2023-08/01/2025	10,490	10,592,888
Series 2013 5.50%, 07/01/2025	7,435	7,624,137
Series 2017-A 5.00%, 12/01/2024	2,105	2,205,412
Series 2017-D 5.00%, 11/01/2023-11/01/2024	13,035	13,519,018
Series 2018-A 5.00%, 10/01/2024	2,910	3,040,894
Series 2018-B 5.00%, 05/01/2024	1,405	1,459,417
Town of Cortland IL (Town of Cortland IL Spl Tax) Series 2006 5.50%, 03/01/2017(e) (f)	1,307	23,657

		50,571,410

Kentucky – 0.3%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 5.00%, 02/01/2026-02/01/2031	1,210	1,300,951
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2033-08/01/2035	3,190	3,362,466

		4,663,417

Louisiana – 0.1%
Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(a)	240	250,648
6.10%, 06/01/2038-12/01/2040(a)	805	889,284

		1,139,932

	Principal Amount (000)	U.S. $ Value

Michigan – 1.1%
City of Detroit MI Series 2018 5.00%, 04/01/2029-04/01/2032	$1,255	$1,324,522
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2029-06/30/2032	14,290	14,848,057

		16,172,579

Missouri – 0.0%
Howard Bend Levee District XLCA INS Series 2005 5.75%, 03/01/2025-03/01/2027	395	407,179

Nevada – 0.1%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.50%, 06/15/2024(a)	385	372,339
2.75%, 06/15/2028(a)	715	640,476

		1,012,815

New Jersey – 2.6%
New Jersey Economic Development Authority Series 2013 5.00%, 03/01/2028 (Pre-refunded/ETM)	1,445	1,477,587
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2024-06/15/2027	10,000	10,664,317
Series 2018-A 5.00%, 06/15/2028	11,680	12,559,060
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2030	3,360	3,611,255
Series 2019-B 5.00%, 06/15/2030-06/15/2034	3,860	4,110,444
Series 2019-BB1 5.00%, 06/15/2034	2,900	3,066,046
AMBAC INS Series 2005-B 5.25%, 12/15/2023	4,700	4,904,391

		40,393,100

Oklahoma – 0.0%
Comanche County Memorial Hospital Series 2015 5.00%, 07/01/2022	250	250,000

Pennsylvania – 0.2%
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2023-07/01/2024	3,775	3,898,404

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 0.9%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024-07/01/2033	$3,379	$2,236,733
4.00%, 07/01/2033	675	618,456
5.25%, 07/01/2023	465	473,412
5.375%, 07/01/2025	870	903,307
5.625%, 07/01/2027-07/01/2029	2,420	2,585,004
5.75%, 07/01/2031	285	311,238
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	1,390	1,413,510
Puerto Rico Highway & Transportation Authority AGC Series 2007-N 5.25%, 07/01/2034-07/01/2036	3,095	3,155,332
AGM Series 2007-C 5.50%, 07/01/2031	1,000	1,039,867
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	1,406	1,307,237

		14,044,096

South Carolina – 0.3%
South Carolina Public Service Authority Series 2021-B 4.00%, 12/01/2038	2,125	2,060,053
5.00%, 12/01/2040	2,500	2,658,182

		4,718,235

Tennessee – 0.6%
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2031-08/01/2034	3,500	3,704,639
Tennergy Corp./TN (Royal Bank of Canada) Series 2019-A 5.00%, 02/01/2050	4,690	4,891,943

		8,596,582

Texas – 0.4%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	1,750	1,765,371
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	4,540	4,613,941

		6,379,312

	Principal Amount (000)	U.S. $ Value

Washington – 0.6%
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2032-08/01/2034	$7,280	$7,690,788
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	985	900,385

		8,591,173

Wisconsin – 0.3%
UMA Education, Inc. Series 2019 5.00%, 10/01/2022-10/01/2029(a)	4,810	4,975,265

Total Long-Term Municipal Bonds (cost $1,513,589,162)		1,448,981,150

Short-Term Municipal Notes – 5.4%
New York – 5.2%
Build NYC Resource Corp. (Asia Society (The)) Series 2015 0.91%, 04/01/2045(g)	1,745	1,745,000
City of New York NY Series 2008-L 0.65%, 04/01/2038(g)	530	530,000
Series 2009-B 0.87%, 09/01/2027(g)	5,850	5,850,000
Series 2016 0.04%, 08/01/2044(g)	8,995	8,995,000
Dutchess County Industrial Development Agency (Marist College) Series 2008 0.90%, 07/01/2038(g)	1,230	1,230,000
New York City Health and Hospitals Corp. Series 2008-B 0.86%, 02/15/2031(g)	10,000	10,000,000
Series 2008-E 0.87%, 02/15/2026(g)	2,520	2,520,000
New York City Health and Hospitals Corp. (HHC Capital Corp.) Series 2008-C 0.88%, 02/15/2031(g)	2,000	2,000,000
New York City Housing Development Corp. Series 2008 0.90%, 04/15/2035(g)	4,200	4,200,000
New York City Housing Development Corp. (201 Pearl LLC) Series 2006-A 0.92%, 10/15/2041(g)	8,800	8,800,000
New York City Housing Development Corp. (Queenswood Apartments LP) Series 2001-A 0.90%, 04/01/2031(g)	1,300	1,300,000
New York State Dormitory Authority (Royal Charter Properties-East, Inc.) Series 2008 0.90%, 11/15/2036(g)	2,330	2,330,000

	Principal Amount (000)	U.S. $ Value

New York State Housing Finance Agency Series 2006 0.92%, 11/15/2036(g)	$6,400	$6,400,000
New York State Housing Finance Agency (8 East 102nd Street LLC) Series 2012 0.89%, 05/01/2044(g)	3,140	3,140,000
New York State Housing Finance Agency (Liberty Street Realty LLC) Series 2005 0.90%, 05/01/2035(g)	2,100	2,100,000
New York State Housing Finance Agency (River Terrace Associates LLC) Series 2004 0.92%, 05/15/2034(g)	5,500	5,500,000
Triborough Bridge & Tunnel Authority Series 2018-C 0.60%, 01/01/2032(g)	7,570	7,570,000
Trust for Cultural Resources of The City of New York (The) (New York Botanical Garden (The)) Series 2009 0.85%, 07/01/2032(g)	2,695	2,695,000
Wappingers Central School District Series 2021 2.00%, 08/11/2022	2,210	2,211,398

		79,116,398

Ohio – 0.2%
State of Ohio Series 2004 0.87%, 02/01/2023	3,020	3,020,000

Total Short-Term Municipal Notes (cost $82,139,750)		82,136,398

Total Municipal Obligations (cost $1,595,728,912)		1,531,117,548

GOVERNMENTS - TREASURIES – 0.2%
United States – 0.2%
U.S. Treasury Notes 2.625%, 02/15/2029(h) (cost $2,488,657)	2,377	2,318,318

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Risk Share Floating Rate – 0.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 5.874% (LIBOR 1 Month + 4.25%), 11/25/2023(c)	137	137,875
Series 2014-DN3, Class M3 5.624% (LIBOR 1 Month + 4.00%), 08/25/2024(c)	108	108,521
Series 2019-DNA3, Class M2 3.674% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (c)	115	114,572

	Principal Amount (000)	U.S. $ Value

Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 4.524% (LIBOR 1 Month + 2.90%), 07/25/2024(c)	$109	$109,207
Series 2015-C02, Class 1M2 5.624% (LIBOR 1 Month + 4.00%), 05/25/2025(c)	107	107,891
Series 2016-C01, Class 1M2 8.374% (LIBOR 1 Month + 6.75%), 08/25/2028(c)	275	289,261
Series 2016-C02, Class 1M2 7.624% (LIBOR 1 Month + 6.00%), 09/25/2028(c)	64	66,405
Series 2016-C03, Class 1M2 6.924% (LIBOR 1 Month + 5.30%), 10/25/2028(c)	105	108,357
Series 2017-C01, Class 1M2 5.174% (LIBOR 1 Month + 3.55%), 07/25/2029(c)	754	770,398
Series 2017-C03, Class 1M2 4.624% (LIBOR 1 Month + 3.00%), 10/25/2029(c)	161	162,687
Series 2017-C05, Class 1M2 3.824% (LIBOR 1 Month + 2.20%), 01/25/2030(c)	128	128,948
Series 2017-C06, Class 2M2 4.424% (LIBOR 1 Month + 2.80%), 02/25/2030(c)	137	136,865

Total Collateralized Mortgage Obligations (cost $2,147,353)		2,240,987

CORPORATES - INVESTMENT GRADE – 0.1%
Industrial – 0.1%
Consumer Cyclical - Automotive – 0.1%
General Motors Financial Co., Inc. 2.061% (SOFR +1.30%), 04/07/2025(c) (cost $2,000,000)	2,000	1,949,040

COMMERCIAL MORTGAGE-BACKED SECURITY – 0.0%
United States – 0.0%
Washington State Housing Finance Commission Series 2021-1, Class X 0.725%, 12/20/2035(i) (cost $52,213)	985	52,695

Total Investments – 100.5% (cost $1,602,417,135)(j)		1,537,678,588
Other assets less liabilities – (0.5)%		(7,297,101)

Net Assets – 100.0%		$1,530,381,487

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	7,130	01/15/2025	2.565%	CPI#	Maturity	$650,798	$—	$650,798
USD	4,070	01/15/2025	4.028%	CPI#	Maturity	127,541	—	127,541
USD	3,565	01/15/2025	2.585%	CPI#	Maturity	322,538	—	322,538
USD	3,565	01/15/2025	2.613%	CPI#	Maturity	318,601	—	318,601
USD	16,830	01/15/2026	CPI#	3.720%	Maturity	(516,929)	—	(516,929)
USD	10,700	01/15/2027	CPI#	3.466%	Maturity	(344,285)	(13,236)	(331,049)
USD	10,500	01/15/2027	CPI#	3.320%	Maturity	(433,717)	—	(433,717)
USD	8,430	01/15/2027	CPI#	3.323%	Maturity	(346,637)	—	(346,637)
USD	27,600	01/15/2028	1.230%	CPI#	Maturity	4,834,921	—	4,834,921
USD	23,260	01/15/2028	0.735%	CPI#	Maturity	4,921,378	—	4,921,378
USD	27,050	01/15/2029	CPI#	3.290%	Maturity	(566,421)	—	(566,421)
USD	10,810	01/15/2029	CPI#	3.735%	Maturity	183,123	—	183,123
USD	4,375	01/15/2030	1.572%	CPI#	Maturity	709,520	—	709,520
USD	4,375	01/15/2030	1.587%	CPI#	Maturity	703,378	—	703,378
USD	6,400	01/15/2031	2.782%	CPI#	Maturity	359,573	—	359,573
USD	5,830	01/15/2031	2.680%	CPI#	Maturity	387,426	—	387,426
USD	5,150	01/15/2031	2.989%	CPI#	Maturity	180,805	—	180,805
USD	5,600	01/15/2032	CPI#	3.064%	Maturity	(126,164)	—	(126,164)
USD	5,400	04/15/2032	CPI#	2.909%	Maturity	(197,270)	—	(197,270)

						$11,168,179	$(13,236)	$11,181,415

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	25,000	01/15/2027	1 Day SOFR	2.540%	Annual	$(148,432)	$—	$(148,432)
USD	15,000	01/15/2028	1.173%	3 Month LIBOR	Semi-Annual/ Quarterly	1,372,917	—	1,372,917
USD	19,000	01/15/2031	1.240%	3 Month LIBOR	Semi-Annual/ Quarterly	2,515,151	—	2,515,151
USD	15,000	01/15/2031	1.241%	3 Month LIBOR	Semi-Annual/ Quarterly	1,984,445	—	1,984,445
USD	8,000	01/15/2031	1.323%	3 Month LIBOR	Semi-Annual/ Quarterly	999,633	—	999,633
USD	43,200	04/15/2032	2.569%	1 Day SOFR	Annual	578,613	—	578,613
USD	13,400	04/15/2032	1.280%	1 Day SOFR	Annual	1,693,542	—	1,693,542
USD	13,200	04/15/2032	2.632%	1 Day SOFR	Annual	103,789	—	103,789
USD	5,000	04/15/2032	3.082%	1 Day SOFR	Annual	(139,558)	—	(139,558)
USD	1,400	04/15/2032	3.069%	1 Day SOFR	Annual	(37,566)	—	(37,566)
USD	18,000	02/15/2036	1 Day SOFR	1.589%	Annual	(2,452,371)	—	(2,452,371)
USD	7,000	02/15/2036	1 Day SOFR	1.654%	Annual	(900,796)	—	(900,796)
USD	2,670	02/15/2041	1.868%	3 Month LIBOR	Semi-Annual/ Quarterly	464,530	—	464,530

						$6,033,897	$—	$6,033,897

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	147	$(33,699)	$(13,850)	$(19,849)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	488	(111,665)	(59,210)	(52,455)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	32	(7,378)	(3,794)	(3,584)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	81	(18,544)	(7,692)	(10,852)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	996	(227,718)	(116,323)	(111,395)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,004	(229,513)	(95,317)	(134,196)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,512	(345,764)	(139,908)	(205,856)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	188	(43,071)	(22,743)	(20,328)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,310	(299,703)	(117,708)	(181,995)

						$(1,317,055)	$(576,545)	$(740,510)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	16,980	10/09/2029	1.125%	SIFMA*	Quarterly	$1,500,092	$—	$1,500,092

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $30,992,377 or 2.0% of net assets.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.08% of net assets as of June 30, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2019 5.25%, 01/01/2024	11/13/2014	$1,250,523	$1,192,475	0.08%

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2022.
(d)	When-Issued or delayed delivery security.
(e)	Non-income producing security.
(f)	Defaulted matured security.
(g)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(h)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(i)	IO - Interest Only.
(j)

As of June 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $31,960,581 and gross unrealized depreciation of investments was $(78,724,234), resulting in net unrealized depreciation of $(46,763,653).

As of June 30, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.1% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CDX-CMBX.NA – North American Commercial Mortgage-

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

SRF – State Revolving Fund

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

June 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$1,448,981,150	$—	$1,448,981,150
Short-Term Municipal Notes	—	82,136,398	—	82,136,398
Governments - Treasuries	—	2,318,318	—	2,318,318
Collateralized Mortgage Obligations	—	2,240,987	—	2,240,987
Corporates - Investment Grade	—	1,949,040	—	1,949,040
Commercial Mortgage-Backed Securities	—	52,695	—	52,695

Total Investments in Securities	—	1,537,678,588	—	1,537,678,588
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	13,699,602	—	13,699,602
Centrally Cleared Interest Rate Swaps	—	9,712,620	—	9,712,620
Interest Rate Swaps	—	1,500,092	—	1,500,092
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(2,531,423)	—	(2,531,423)
Centrally Cleared Interest Rate Swaps	—	(3,678,723)	—	(3,678,723)
Credit Default Swaps	—	(1,317,055)	—	(1,317,055)

Total	$—	$1,555,063,701	$—	$1,555,063,701

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.